Equity	12 Months Ended
Dec. 31, 2025
Equity
Equity

13Equity

Share capital

The share capital of the parent company Materialise NV consists of 59,067,186 ordinary nominative shares at December 31, 2025 (2024: 59,067,186; 2023: 59,067,186) with no nominal but par value of €0.076 in 2025 (2024:€0.076; 2023:€0.076) for a total amount of K€4,487 at December 31, 2025 (2024:K€4,487; 2023:K€4,487).

On June 3, 2025, the extraordinary general shareholders’ meeting authorized the Board of Directors, for a period of five years, to increase the share capital up to €8,974,100.98. This authorization is valid for a period of five years and had not been exercised by the Board of Directors as of December 31, 2025.

On November 14, 2025, the extraordinary general shareholders’ meeting approved amendments to the Company’s articles of association, including the introduction of a double voting right for eligible shareholders in accordance with Article 7:53 of the Belgian Companies and Associations Code.

	Total	Total
	number of	shareholders’	Total
in 000€, except share data	ordinary shares	capital	share premium
Outstanding at January 1, 2023	59,067,186	4,487	233,895
Capital increase through exercise of warrants	—	—	47
Outstanding on December 31, 2023	59,067,186	4,487	233,942
Equity settled share-based payments expense	—	—	(47)
Outstanding on December 31, 2024	59,067,186	4,487	233,895
Increase shareholdes’ capital(1)	—	30,000	(30,000)
Other movement(1)	—	(30,000)	—
Outstanding on December 31, 2025	59,067,186	4,487	203,895
(1)

Other movement relates to a capital increase of € 30 million in 2025 through the conversion of unavailable share premium into share capital, followed by a capital reduction of € 30 million with no repayment to shareholders. The reduction resulted in the creation of a distributable reserve in connection with the Group’s share buyback program (see “Other Reserves” table below)

No new shares were issued in 2025.

Share premium

In Belgium, the portion of the capital increase in excess of par value is typically allocated to share premium.

The carrying value of the share premium is K€203,895 at December 31, 2025 (2024: K€233,895; 2023: K€233,942). The change in 2025 is a movement to other reserves of K€30,000 following a decision taken by the Company’s general assembly on November 14, 2025 in preparation for a share buy-back program of up to €30 million.

Other reserves

The nature and purpose of the other reserves is as follows:

	As of December 31,
in 000€	2025	2024	2023
Legal reserve	449	279	279
Other reserves(1)	32,060	2,060	2,010
Equity-settled share-based payment expense	598	332	47
Other Comprehensive Income (loss)	(12,473)	(11,474)	(9,682)
Other Reserves	20,633	(8,803)	(7,346)
(1)	Increase of other reserves of € 30 million in 2025 relates to the creation of a distributable reserve in connection with the Group’s share buyback program.

Based on the statutory result and after final result allocation approved by the annual shareholders meeting the legal reserve is increased by reserving 5% of the yearly statutory profit until the legal reserve reaches at least 10% of the shareholders’ capital. As at December 2025, the Groups legal reserve amounts to K€ 449 and represents 10% of the capital. The legal reserve cannot be distributed to the shareholders.

The Group did not pay any dividend during 2025, 2024 and 2023.

Other comprehensive loss

Other comprehensive loss consists of the following:

	Currency
	Translation
	Differences	Fair value
in ’000€	& Other	adjustment	Total OCI
At January 1, 2023	(7,560)	(3,046)	(10,606)
Exchange differences on translation of foreign operations	1,255	—	1,255
Fair value adjustment	—	(331)	(331)
At December 31, 2023	(6,305)	(3,377)	(9,682)
Exchange differences on translation of foreign operations	(1,795)	—	(1,795)
Fair value adjustment	—	3	3
At December 31, 2024	(8,100)	(3,374)	(11,474)
Exchange differences on translation of foreign operations	1,002	—	1,002
Exchange differences resulting from net investment in foreign operations	(2,252)	—	(2,252)
Fair value adjustment	—	258	258
At December 31, 2025	(9,350)	(3,116)	(12,466)

Non-controlling interest

As of June 22, 2021, the Group, together with Zhenyuan (Tianjin) Medical Appliances Technology Co., Ltd., incorporated a new subsidiary with the name Tianjin Zhenyuan Materialise Medical Technology Limited Company. This entity will be responsible for all regulatory requirements regarding the Materialise Mimics Enlight Lung Software on the Chinese market. Both Materialise and Zhenyuan will work on development and distribution, in a collaborating manner. Materialise holds 51% of the shares, Zhenyuan 49%. In 2021, in respect of this majority-owned subsidiary, a non-controlling interest has been recognized, which had a carrying value of K€(80) at December 31, 2025 (2024: K€(86); 2023: K€(53)).